Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended			12 Months Ended		21 Months Ended			24 Months Ended	33 Months Ended			36 Months Ended	45 Months Ended			48 Months Ended	57 Months Ended			60 Months Ended	69 Months Ended			72 Months Ended	81 Months Ended			84 Months Ended	93 Months Ended			96 Months Ended	105 Months Ended		108 Months Ended	117 Months Ended	120 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000117741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class Shares
Accumulated Value				$ 100,000					$ 103,144				$ 113,215				$ 120,687				$ 121,905				$ 116,870				$ 135,874				$ 132,951				$ 157,478			$ 207,137		$ 229,174
C000126621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class Shares
Accumulated Value				100,000					108,183				125,525				144,089				146,671				136,683				173,215				159,297				199,965			289,013		328,720
C000130259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class Shares
Accumulated Value				100,000					99,839				103,063				103,264				104,272				92,585				93,895				104,171				117,772			145,074		148,701
C000153419 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class Shares
Accumulated Value				100,000					116,136				143,138				173,866				171,239				185,171				234,829				211,417				265,589			362,632		429,941
C000197763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Class Shares
Accumulated Value	$ 10,000				$ 10,836					$ 10,645				$ 11,490				$ 14,522				$ 13,051				$ 16,352				$ 22,261				$ 26,329
C000153420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class Shares
Accumulated Value				100,000					109,648				126,997				146,976				148,512				138,798				155,683				143,438				166,191			212,743		233,344
C000162939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class Shares
Accumulated Value			$ 100,000				$ 108,700					$ 127,519				$ 151,662				$ 156,373				$ 156,433				$ 204,663				$ 186,591				$ 216,378			$ 273,511		$ 291,691
C000176940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class Shares
Accumulated Value		$ 10,000				$ 11,530					$ 14,178				$ 14,668				$ 16,360				$ 20,642				$ 18,113				$ 22,119				$ 29,733			$ 34,120
HFRX Equity Hedge Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								HFRX Equity Hedge Index
Accumulated Value				100,000					100,127				108,050				109,989				108,450				108,026				127,187				124,297				130,419			145,226		157,748
S And P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Total Return Index
Accumulated Value	$ 10,000	$ 10,000	$ 100,000	100,000					115,430				136,911				161,433				168,300				193,795				251,944				212,963				259,000			353,150		415,296
ICE BofA US 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA US 3-Month Treasury Bill Index
Accumulated Value				$ 100,000					$ 100,274				$ 100,932				$ 102,538				$ 104,984				$ 106,138				$ 106,213				$ 106,876				$ 111,687			$ 117,815		$ 122,895